Note 9 - Subsequent Events	3 Months Ended
Oct. 31, 2016
Notes
Note 9 - Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

The Company has entered into an employment agreement with the President of the Company with an effective date of November 1, 2016.  The term of the employment agreement is 3 years, with an annual base salary of $650,000.

The Company has entered into an employment agreement with the Chief Risk Officer of the Company with an effective date of November 1, 2016.  The term of the employment agreement is 3 years, with an annual base salary of $500,000.

The Company has entered into an employment agreement with the Vice CEO of the Company with an effective date of November 1, 2016.  The term of the employment agreement is 3 years, with an annual base salary of $750,000.

The Company has entered into an employment agreement with the Treasurer of the Company with an effective date of November 1, 2016.  The term of the employment agreement is 3 years, with an annual base salary of $600,000.

The Company has entered into an employment agreement with the Non-Executive General Manager of the Company with an effective date of November 1, 2016.  The term of the employment agreement is 3 years, with an annual base salary of $160,000.

Effective November 1, 2016, the Company agreed to increase the base salary for the CFO of the Company from $350,000 to $500,000.

Effective November 1, 2016, the Company agreed to increase the base salary for the COO of the Company from $375,000 to $500,000.

On November 1, 2016, the Company granted 14,000,000 stock options to 7 officers and directors of the Company, exercisable at $42 per share and expire on November 1, 2026.  The 14,000,000 options vest according to the following schedule: 5,600,000 options vest immediately and 1,400,000 vest annually for the next 6 years.